UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237

         Unified Series Trust
--------------------------------------------------------------
(Exact name of registrant as specified in charter)

431 N Pennsylvania St.
Indianapolis, IN                                46204
--------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   10/31
                        --------------------

Date of reporting period:  07/31/04
                         -------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Marathon Value Portfolio
Schedule of Investments
July 31, 2004 (Unaudited)


Common Stocks - 82.97%                                                             Shares                   Value
                                                                              -----------------        ----------------

Accident & Health Insurance - 0.43%
Aon Corp.                                                                                2,500             $    66,100
                                                                                                       ----------------

Aircraft - 0.48%
Northrop Grumman Corp.                                                                   1,400                  73,640
                                                                                                       ----------------

Automobile Manufacture - 1.20%
Toyota Motor Corp (a)                                                                    2,300                 184,000
                                                                                                       ----------------

Beverages - 2.11%
Coca-Cola Co.                                                                            3,300                 144,738
Sensient Technologies Corp                                                               8,700                 179,568
                                                                                                       ----------------
                                                                                                               324,306
                                                                                                       ----------------

Blank Checks - 1.50%
Millea Holdings, Inc. (a)                                                                3,100                 230,485
                                                                                                       ----------------

Book: Publishing or Publishing and Printing - 1.47%
Wiley John & Sons Inc. - Class A                                                         7,000                 226,520
                                                                                                       ----------------

Cable & Other Pay Television Services - 1.17%
Liberty Media Corp. - Class A (b)                                                       21,179                 179,598
                                                                                                       ----------------

Commercial Banks - 1.85%
Mitsubishi Tokyo Financial Group, Inc. (a)                                              31,500                 285,390
                                                                                                       ----------------

Converted Paper & Paperboard Products - 1.60%
3M Co.                                                                                   3,000                 247,080
                                                                                                       ----------------

Crude Petroleum & Natural Gas - 1.88%
Sasol Ltd. (a)                                                                          17,300                 289,775
                                                                                                       ----------------

Cutlery, Handtools & General Hardware - 0.73%
The Gillette Co.                                                                         2,900                 113,042
                                                                                                       ----------------

Electric Services - 0.80%
Korea Electric Power Corp. (a)                                                          13,300                 123,291
                                                                                                       ----------------

Electromedical & Electrotherapeutic Apparatus - 0.87%
Medtronic, Inc.                                                                          2,700                 134,109
                                                                                                       ----------------

Electronic & Other Electrical Equipment  - 3.74%
Eaton Corp.                                                                              2,800                 180,992
General Electric Co.                                                                     8,500                 282,625
Secom Co., Ltd. (a)                                                                      1,400                 113,050
                                                                                                       ----------------
                                                                                                               576,667
                                                                                                       ----------------

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 82.97% - continued                                                 Shares                   Value
                                                                              -----------------        ----------------

Electronic Components & Accessories - 0.40%
Vishay Intertechnology, Inc. (b)                                                         3,975                $ 61,612
                                                                                                       ----------------

Electronic Computers - 0.37%
Sun Microsystems, Inc. (b)                                                              14,500                  57,275
                                                                                                       ----------------

Electronic Connectors - 0.40%
Tyco International Ltd.                                                                  2,000                  62,000
                                                                                                       ----------------

Finance Services - 1.30%
First Data Corp.                                                                         4,500                 200,745
                                                                                                       ----------------

Fire, Marine & Casualty Insurance - 3.33%
Berkshire Hathaway, Inc. - Class B (b)                                                     110                 318,340
Chubb Corp.                                                                              2,200                 151,316
St. Paul Travelers Companies, Inc.                                                       1,300                  48,191
                                                                                                       ----------------
                                                                                                               517,847
                                                                                                       ----------------

Food & Kindred Products - 2.80%
Campbell Soup Co                                                                        10,000                 255,900
Sara Lee Corp.                                                                           8,000                 175,680
                                                                                                       ----------------
                                                                                                               431,580
                                                                                                       ----------------

General Industrial Machinery & Equipment - 3.82%
Illinois Tool Works, Inc.                                                                2,800                 253,456
Zebra Technologies Corp. (b)                                                             4,050                 334,652
                                                                                                       ----------------
                                                                                                               588,108
                                                                                                       ----------------

Household Furniture - 1.86%
La-Z Boy, Inc.                                                                           4,500                  77,760
Leggett & Platt, Inc.                                                                    7,700                 208,285
                                                                                                       ----------------
                                                                                                               286,045
                                                                                                       ----------------

Industrial Instruments for Measurement, Display, and Control - 1.29%
Dionex Corp. (b)                                                                         4,200                 198,198
                                                                                                       ----------------

Land Subdividers & Developers (No Cemeteries) - 1.46%
Avatar Holdings, Inc. (b)                                                                5,400                 224,262
                                                                                                       ----------------

Metalworking Machinery & Equipment - 0.55%
Lincoln Electric                                                                         2,500                  85,025
                                                                                                       ----------------

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 82.97% - continued                                                 Shares                   Value
                                                                              -----------------        ----------------

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.12%
Martin Marietta Materials, Inc.                                                          2,000                $ 87,500
Vulcan Materials Co.                                                                     1,800                  85,716
                                                                                                       ----------------
                                                                                                               173,216
                                                                                                       ----------------

Miscellaneous Shopping Goods Stores - 1.17%
Office Depot, Inc. (b)                                                                  11,000                 180,400
                                                                                                       ----------------

National Commercial Banks - 2.84%
SouthTrust Corp.                                                                         3,900                 151,281
Synovus Financial Corp                                                                    4,000                 101,880
U.S. Bancorp                                                                             6,530                 184,799
                                                                                                       ----------------
                                                                                                               437,960
                                                                                                       ----------------

Natural Gas Transmission - 0.47%
Williams Companies, Inc.                                                                 6,000                  72,900
                                                                                                       ----------------

Newspapers: Publishing or Publishing & Printing - 0.97%
Gannett Co., Inc.                                                                        1,800                 149,652
                                                                                                       ----------------

Oil & Gas Field Services - 1.77%
BJ Services Co. (b)                                                                      5,500                 273,130
                                                                                                       ----------------

Operators of Apartment Buildings - 0.87%
Reading International, Inc. - Class A (b)                                               17,100                 134,235
                                                                                                       ----------------

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.40%
PPG Industries, Inc.                                                                     4,100                 241,695
Valspar Corp.                                                                            2,600                 127,400
                                                                                                       ----------------
                                                                                                               369,095
                                                                                                       ----------------

Paper Mills - 2.37%
Kimberly-Clark Corp.                                                                     5,700                 365,199
                                                                                                       ----------------

Petroleum Refining - 1.46%
BP PLC. (a)                                                                              4,000                 225,440
                                                                                                       ----------------

Pharmaceutical Preparations - 3.93%
Abbott Laboratories, Inc.                                                                4,800                 188,880
Arena Pharmaceuticals, Inc. (b)                                                         10,500                  44,625
Bristol-Myers Squibb Inc.                                                                3,200                  73,280
Merck & Co., Inc.                                                                        6,600                 299,310
                                                                                                       ----------------
                                                                                                               606,095
                                                                                                       ----------------

Radio Broadcasting Stations - 0.75%
Hispanic Broadcasting Corp.                                                              4,480                 116,077
                                                                                                       ----------------

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 82.97% - continued                                                 Shares                   Value
                                                                              -----------------        ----------------

Radiotelephone Communications - 0.33%
Dominion Resources, Inc.                                                                   806                $ 51,149
                                                                                                       ----------------

Railroads, Line-Haul Operating - 0.48%
Florida East Coast Industries, Inc. - Class A                                            2,000                  74,340
                                                                                                       ----------------

Real Estate Investment Trusts - 4.94%
Alexander's, Inc. (b)                                                                      700                 119,455
Crescent Real Estate Equities Co.                                                        7,400                 116,254
EastGroup Properties, Inc.                                                               2,800                  90,804
Federal Realty Investment Trust SBI                                                      2,800                 118,160
Plum Creek Timber Co., Inc.                                                              8,970                 281,479
Trizec Properties, Inc.                                                                  2,200                  35,310
                                                                                                       ----------------
                                                                                                               761,462
                                                                                                       ----------------

Retail - Eating Places - 1.05%
McDonald's Corp.                                                                         5,900                 162,250
                                                                                                       ----------------

Retail - Variety Stores - 1.14%
Costco Wholesale Corp.                                                                   4,300                 174,838
                                                                                                       ----------------

Security Brokers, Dealers & Flotation Companies - 0.48%
Stifel Financial Corp (b)                                                                3,000                  72,720
                                                                                                       ----------------

Services - Commercial Physical & Biological Research - 1.96%
Pharmaceutical Product Development, Inc. (b)                                             8,600                 301,516
                                                                                                       ----------------

Services - Computer Processing & Data Preparation - 3.35%
Automatic Data Processing, Inc.                                                          5,000                 209,900
IMS Health, Inc.                                                                         5,127                 124,279
Total System Service Inc                                                                 8,000                 181,920
                                                                                                       ----------------
                                                                                                               516,099
                                                                                                       ----------------

Services - Consumer Credit Reporting, Collection Agencies - 1.41%
Moody's Corp.                                                                            3,200                 217,920
                                                                                                       ----------------

Services - Prepackaged Software - 0.81%
Microsoft Corp.                                                                          4,400                 125,224
                                                                                                       ----------------

State Commercial Banks - 0.89%
Popular, Inc.                                                                            6,000                 136,440
                                                                                                       ----------------

Surgical & Medical Instruments & Apparatus - 2.24%
Becton, Dickinson & Co.                                                                  7,300                 344,779
                                                                                                       ----------------

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 82.97% - continued                                                 Shares                   Value
                                                                              -----------------        ----------------

Tires & Inner Tubes - 0.91%
Cooper Tire & Rubber Co                                                                  6,000               $ 140,700
                                                                                                       ----------------

Title Insurance - 1.79%
Alleghany Corp                                                                           1,020                 275,910
                                                                                                       ----------------

Water Transportation - 1.09%
Kirby Corp. (b)                                                                          4,300                 165,980
                                                                                                       ----------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.94%
Cardinal Health, Inc.                                                                    6,700                 298,150
                                                                                                       ----------------

Wholesale - Machinery, Equipment & Supplies - 0.63%
Lawson Products, Inc.                                                                    2,600                  96,512
                                                                                                       ----------------

TOTAL COMMON STOCKS (Cost $9,900,549)                                                                       12,786,088
                                                                                                       ----------------

Corporate Bonds - 2.12%                                                          Principal
                                                                                   Amount
                                                                              -----------------
Allegiance Telecom, Inc. Senior Notes, 12.875%,  5/15/2008 (b) (c)                   $ 125,000                  47,500
Dollar General Corp. Notes,  8.625%,  6/15/2010                                        150,000                 167,625
JC Penney, Inc., 6.000%,  5/1/2006                                                     100,000                 102,250
Weirton Steel Corp., 10.000%, 4/1/2008 (b) (c)                                         200,000                   9,500
                                                                                                       ----------------

TOTAL CORPORATE BONDS (Cost $433,287)                                                                          326,875
                                                                                                       ----------------

Asset Backed Obligations - 0.29%

Continental Airlines, Inc., 7.420%, 4/1/2007                                            48,362                  44,011
                                                                                                       ----------------

TOTAL ASSET BACKED OBLIGATIONS (Cost $47,191)                                                                   44,011
                                                                                                       ----------------

U.S. Treasury & Agency Obligations - 3.58%

Federal National Mortgage Association, 3.55%, 3/29/2019                                250,000                 249,801
Federal Home Loan Bank, 5.15%, 10/15/2008                                              300,000                 302,108
                                                                                                       ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $550,805)                                                       551,909
                                                                                                       ----------------

Repurchase Agreement - 11.00%

Huntington Bank, 8/2/2004                                                            1,695,000               1,695,000
 (Collateralized by FNMA, 3.343%, 10/1/2033, Market Value $1,701,685)                                  ----------------

TOTAL REPURCHASE AGREEMENT (Cost $1,695,000)                                                                 1,695,000
                                                                                                       ----------------

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2004 (Unaudited)

Money Market Securities - 0.03%                                                Shares                  Value
                                                                             ------------       ---------------------
Huntington Money Market Fund IV, 0.46% (d)                                         4,343             $         4,343
                                                                                                ---------------------

TOTAL MONEY MARKET SECURITIES (Cost $4,343)                                                                    4,343
                                                                                                ---------------------

TOTAL INVESTMENTS (Cost $12,631,175) - 99.99%                                                        $    15,408,226
                                                                                                ---------------------

Other assets less liabilities - 0.01%                                                                          1,862
                                                                                                ---------------------

TOTAL NET ASSETS - 100.00%                                                                           $    15,410,088
                                                                                                =====================

(a) American Depositary Receipts.
(b) Non-income producing.
(c) In Default, issuer filed Chapter 11 bankruptcy.
(d) Variable rate security; the coupon rate shown represents the rate at July 31, 2004.

Tax Related
Unrealized appreciation                                         $ 3,291,367
Unrealized depreciation                                            (514,316)
                                                          ---------------------
Net unrealized appreciation                                     $ 2,777,051
                                                          =====================

Aggregate cost of securities for income tax purposes           $ 12,631,175
                                                          ---------------------

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


COMMON STOCKS - 96.84%                                                    SHARES           VALUE
                                                                        ------------   --------------

Cigarettes - 2.21%
RJ Reynolds Tobacco Holdings, Inc.                                         1,555         $   111,882
                                                                                       --------------

Crude Petroleum & Natural Gas - 2.79%
Devon Energy Corp.                                                         1,200              83,388
Kerr-McGee Corp.                                                           1,100              57,750
                                                                                       --------------
                                                                                             141,138
                                                                                       --------------

Drilling Oil & Gas Wells - 0.51%
Transocean, Inc. (a)                                                         900              25,560
                                                                                       --------------

Electronic & Other Electrical Equipment  - 1.05%
General Electric Co.                                                       1,600              53,200
                                                                                       --------------

Electronic Connectors - 0.98%
Tyco International Ltd.                                                    1,600              49,600
                                                                                       --------------

Federal & Federally - Sponsored Credit Agencies - 13.70%
Federal Home Loan Mortgage Corp (Freddie Mac)                              6,800             437,308
Federal National Mortgage Association (Fannie Mae)                         3,600             255,456
                                                                                       --------------
                                                                                             692,764
                                                                                       --------------

Fire, Marine & Casualty Insurance - 2.51%
American International Group, Inc.                                         1,800             127,170
                                                                                       --------------

Food & Kindred Products - 10.22%
Altria Group, Inc.                                                        10,100             480,760
British American Tobacco Plc. (b)                                          1,200              36,420
                                                                                       --------------
                                                                                             517,180
                                                                                       --------------

Hospital & Medical Service Plans - 0.24%
Humana, Inc. (a)                                                             680              12,315
                                                                                       --------------

Insurance Agents Brokers & Services - 0.97%
Marsh & McLennan Companies, Inc.                                           1,100              48,818
                                                                                       --------------

National Commercial Banks - 10.24%
Bank of America Corp.                                                      2,021             171,805
KeyCorp                                                                    2,600              78,468
PNC Financial Services Group, Inc.                                         1,400              70,840
Regions Financial Corp.                                                    2,400              71,256
U.S. Bancorp                                                               2,100              59,430
Wachovia Corp.                                                             1,500              66,465
                                                                                       --------------
                                                                                             518,264
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 96.84% - CONTINUED                                        SHARES           VALUE
                                                                        ------------   --------------

Petroleum Refining - 8.54%
ChevronTexaco Corp.                                                        1,800           $ 172,170
ConocoPhillips Co.                                                         3,300             259,941
                                                                                       --------------
                                                                                             432,111
                                                                                       --------------

Pharmaceutical Preparations - 10.22%
Bristol-Myers Squibb Inc.                                                  6,460             147,934
Merck & Co., Inc.                                                          4,075             184,801
Pfizer, Inc.                                                               4,220             134,871
Wyeth                                                                      1,400              49,560
                                                                                       --------------
                                                                                             517,166
                                                                                       --------------

Retail - Department Stores - 1.33%
Federated Department Stores, Inc.                                          1,400              67,088
                                                                                       --------------

Retail - Drug Stores & Proprietary Stores - 1.21%
Medco Health Solutions, Inc.  (a)                                          2,020              61,206
                                                                                       --------------

Retail - Grocery Stores - 0.88%
Safeway, Inc.  (a)                                                         2,100              44,373
                                                                                       --------------

Retail - Lumber & Other Building Materials Dealers - 2.00%
Home Depot, Inc.                                                           3,000             101,160
                                                                                       --------------

Retail - Miscellaneous Shopping Goods Stores - 3.51%
Borders Group Inc                                                          5,500             125,785
Staples, Inc.                                                              1,800              51,984
                                                                                       --------------
                                                                                             177,769
                                                                                       --------------

Savings Institutions, Not Federally Chartered - 6.36%
Sovereign Bancorp Inc.                                                     2,300              50,071
Washington Mutual, Inc.                                                    7,000             271,600
                                                                                       --------------
                                                                                             321,671
                                                                                       --------------

Services - Computer Programming, Data Processing - 1.43%
Electronic Data Systems Corp.                                              3,900              72,072
                                                                                       --------------

Services - General Medical & Surgical Hospitals - 1.53%
HCA, Inc.                                                                  2,000              77,300
                                                                                       --------------

Services - Medical Laboratories - 3.41%
Laboratory Corp. of America Holdings (a)                                   2,310              90,460
Quest Diagnostics Inc.                                                     1,000              82,080
                                                                                       --------------
                                                                                             172,540
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 96.84% - CONTINUED                                     SHARES              VALUE
                                                                     ------------      --------------

Surgical & Medical Instruments & Apparatus - 0.92%
Becton, Dickinson & Co.                                                      990            $ 46,758
                                                                                       --------------

Tobacco Products - 5.81%
Imperial Tobacco Group Plc. (b)                                              900              39,420
UST, Inc.                                                                  6,700             254,265
                                                                                       --------------
                                                                                             293,685
                                                                                       --------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.27%
AmerisourceBergen Corp.                                                    1,300              70,278
Cardinal Health, Inc.                                                      1,000              44,500
                                                                                       --------------
                                                                                             114,778
                                                                                       --------------

Wholesale - Farm Products Raw Materials - 2.00%
Universal Corporation                                                      2,100             101,283
                                                                                       --------------

TOTAL COMMON STOCKS (Cost $4,662,239)                                                      4,898,851
                                                                                       --------------


Money Market Securities - 3.35%
Huntington Money Market Fund IV, 0.46% (c)                               169,347             169,347
                                                                                       --------------

TOTAL MONEY MARKET SECURITIES (Cost $169,347)                                                169,347
                                                                                       --------------

TOTAL INVESTMENTS (Cost $4,831,586) - 100.19%                                           $  5,068,198
                                                                                       --------------

Liabilities in excess of cash and other assets (d) - (0.19)%                                  (9,674)
                                                                                       --------------

TOTAL NET ASSETS - 100.00%                                                              $  5,058,524
                                                                                       ==============


(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the yield shown represents the rate at July 31, 2004.
(d) Cash in the amount of $6,400 is held as collateral for futures trading.


TAX RELATED
Unrealized appreciation                                               $ 369,823
Unrealized depreciation                                                (133,211)
                                                                  --------------
Net unrealized appreciation                                           $ 236,612
                                                                  ==============

Aggregate cost of securities for income tax purposes                $ 4,831,586
                                                                  ==============

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 97.53%                                                    SHARES           VALUE
                                                                        ------------   --------------

Agriculture Chemicals - 0.81%
Scotts Co. (The) (a)                                                         100          $    6,100
                                                                                       --------------

Asset Backed - 0.66%
Morgan Stanley Dean Witter & Company                                         100               4,933
                                                                                       --------------

Carpets & Rugs - 0.98%
Mohawk Industries, Inc. (a)                                                  100               7,354
                                                                                       --------------

Commercial Printing - 0.84%
Donnelley, R.R. & Sons                                                       200               6,348
                                                                                       --------------

Crude Petroleum & Natural Gas - 4.97%
Chesapeake Energy Corp.                                                      400               6,140
Devon Energy Corp.                                                            50               3,474
EOG Resources, Inc.                                                          100               6,355
Kerr-McGee Corp.                                                             100               5,250
Pioneer Natural Resources Co.                                                150               5,408
Talisman Energy, Inc.                                                        200               4,768
XTO Energy, Inc.                                                             200               5,980
                                                                                       --------------
                                                                                              37,375
                                                                                       --------------

Dental Equipment & Supplies - 0.43%
Apogent Technologies, Inc. (a)                                               100               3,250
                                                                                       --------------

Drilling Oil & Gas Wells - 1.24%
Nabors Industries, Ltd.                                                      200               9,300
                                                                                       --------------

Finance Lessors - 1.39%
CIT Group, Inc.                                                              300              10,428
                                                                                       --------------

Finance Services - 0.71%
Janus Capital Group, Inc.                                                    400               5,304
                                                                                       --------------

Fire, Marine & Casualty Insurance - 5.15%
Chubb Corp.                                                                  100               6,878
Cincinnati Financial Corp.                                                   210               8,375
Endurance Specialty Holdings Ltd.                                            200               6,610
SAFECO Corp.                                                                 200               9,412
St. Paul Travelers Companies, Inc.                                           200               7,414
                                                                                       --------------
                                                                                              38,689
                                                                                       --------------

Food and Kindred Products - 1.90%
Altria Group Inc.                                                            300              14,280
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 97.53% - CONTINUED                                        SHARES           VALUE
                                                                        ------------   --------------

General Building Contractors - Residential Buildings - 1.14%
Lennar Corp.                                                                 200             $ 8,536
                                                                                       --------------

Hospital & Medical Service Plans - 1.81%
Triad Hospitals, Inc. (a)                                                    400              13,624
                                                                                       --------------

Hotels & Motels - 1.30%
Marriott International, Inc.                                                 200               9,760
                                                                                       --------------

Insurance Agents, Brokers & Service - 1.18%
Marsh & McLennan Companies, Inc.                                             200               8,876
                                                                                       --------------

Laboratory Analytical Instruments - 2.20%
Beckman Coulter, Inc.                                                        300              16,551
                                                                                       --------------

Life Insurance - 1.03%
HCA, Inc.                                                                    200               7,730
                                                                                       --------------

Measuring & Controlling Devices - 0.68%
Thermo Electron Corp. (a)                                                    200               5,144
                                                                                       --------------

Metalworking Machinery & Equipment - 1.64%
SPX Corp.                                                                    300              12,285
                                                                                       --------------

Misc Industrial & Commercial Machinery & Equipment - 1.60%
ITT Industries, Inc.                                                         150              11,992
                                                                                       --------------

Miscellaneous Furniture & Fixtures - 0.76%
Hillenbrand Industries, Inc.                                                 100               5,679
                                                                                       --------------

Miscellaneous Metal Ores - 0.79%
Cameco Corporation                                                           100               5,950
                                                                                       --------------

Miscellaneous Shopping Goods Stores - 1.75%
Office Depot, Inc. (a)                                                       800              13,120
                                                                                       --------------

Mortgage Bankers & Loan Correspondents - 1.08%
GreenPoint Financial Corp.                                                   200               8,126
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 97.53% - CONTINUED                                        SHARES           VALUE
                                                                        ------------   --------------

Motors & Generators - 0.82%
AMETEK, Inc.                                                                 200             $ 6,168
                                                                                       --------------

National Commercial Banks - 4.17%
First Horizon National Corp.                                                 200               8,670
KeyCorp                                                                      300               9,054
Regions Financial Corp.                                                      300               8,907
Sky Financial Group, Inc.                                                    200               4,670
                                                                                       --------------
                                                                                              31,301
                                                                                       --------------

Operative Builders - 1.13%
Centex Corp.                                                                 200               8,484
                                                                                       --------------

Ordinance & Accessories - 1.68%
Alliant Techsystem, Inc. (a)                                                 200              12,592
                                                                                       --------------

Pharmaceutical Preparations - 1.32%
Biovail Corp. (a)                                                            200               3,130
King Pharmaceuticals, Inc. (a)                                               600               6,774
                                                                                       --------------
                                                                                               9,904
                                                                                       --------------

Prefabricated Wood Bldgs. & Components - 1.20%
Southern Energy Inc., 7.90%, 7/09                                         15,000               9,037
                                                                                       --------------

Radio & TV Broadcasting & Communications Equipment - 0.81%
L 3 Communications Holdings, Inc.                                            100               6,115
                                                                                       --------------

Real Estate Investment Trusts - 10.49%
CBL & Associates Properties, Inc.                                            200              11,020
Hospitality Properties Trust                                                 200               7,976
Novastar Financial, Inc.                                                   1,300              52,143
Ventas Inc.                                                                  300               7,656
                                                                                       --------------
                                                                                              78,795
                                                                                       --------------

Retail - Auto & Home Supply Stores - 2.47%
Advance Auto Parts Inc.                                                      500              18,560
                                                                                       --------------

Retail - Building Materials, Hardware, Garden Supply - 1.07%
The Sherwin-Williams Co.                                                     200               8,076
                                                                                       --------------

Retail - Drug Stores & Proprietary Stores - 4.64%
Caremark Rx, Inc.                                                            200               6,100
Medco Health Solutions, Inc.  (a)                                            950              28,785
                                                                                       --------------
                                                                                              34,885
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 97.53% - CONTINUED                                        SHARES           VALUE
                                                                        ------------   --------------

Retail - Home Furniture, Furnishings & Equipment Stores - 0.48%
Pier 1 Imports Inc.                                                          200             $ 3,586
                                                                                       --------------

Savings Institution, Federally Chartered - 2.92%
Charter One Financial, Inc.                                                  200               8,882
Sovereign Bancorp, Inc.                                                      600              13,062
                                                                                       --------------
                                                                                              21,944
                                                                                       --------------

Security Brokers, Dealers & Flotation Companies - 1.98%
Edwards A.G., Inc.                                                           200               6,500
Bear Stearns Co.                                                             100               8,342
                                                                                       --------------
                                                                                              14,842
                                                                                       --------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.72%
The BISYS Group, Inc.                                                        400               5,460
                                                                                       --------------

Semi-Conductors & Related Devices - 1.63%
AU Optronics Corp. (b)                                                         5                  59
Intel Corporation                                                            500              12,190
                                                                                       --------------
                                                                                              12,249
                                                                                       --------------

Services - Business Services - 1.89%
NDCHealth Corp.                                                              200               4,202
West Corp. (a)                                                               400              10,028
                                                                                       --------------
                                                                                              14,230
                                                                                       --------------

Services - Computer Integrated Systems Design - 0.53%
Convergys Corp. (a)                                                          300               3,972
                                                                                       --------------

Services - Computer Processing & Data Preparation - 0.60%
DST Systems, Inc. (a)                                                        100               4,556
                                                                                       --------------

Services - Computer Programming, Data Processing - 0.54%
PC-Tel, Inc. (a)                                                             400               4,036
                                                                                       --------------

Services - Medical Laboratories - 4.79%
Laboratory Corp. of America Holdings (a)                                     500              19,580
Quest Diagnostics Inc.                                                       200              16,416
                                                                                       --------------
                                                                                              35,996
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 97.53% - CONTINUED                                        SHARES           VALUE
                                                                        ------------   --------------

Services - Miscellaneous Amusement & Recreation - 2.41%
Harrah's Entertainment, Inc.                                                 200             $ 9,298
MGM Mirage (a)                                                               200               8,830
                                                                                       --------------
                                                                                              18,128
                                                                                       --------------

Services - Nursing & Personal Care Facilities - 0.91%
Odyssey Healthcare, Inc. (a)                                                 400               6,872
                                                                                       --------------

Services - Prepackaged Software - 0.96%
McAfee, Inc. (a)                                                             400               7,192
                                                                                       --------------

State Commercial Banks - 1.20%
Associated Banc Corp.                                                        300               9,033
                                                                                       --------------

Surety Insurance - 1.50%
AMBAC Financial Group, Inc.                                                  100               7,111
The PMI Group, Inc.                                                          100               4,123
                                                                                       --------------
                                                                                              11,234
                                                                                       --------------

Surgical & Medical Instruments & Apparatus - 2.06%
Baxter International, Inc.                                                   200               6,014
Becton, Dickinson & Co.                                                      200               9,446
                                                                                       --------------
                                                                                              15,460
                                                                                       --------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 5.58%
AmerisourceBergen Corp.                                                      200              10,812
Cardinal Health, Inc.                                                        700              31,150
                                                                                       --------------
                                                                                              41,962
                                                                                       --------------

Wood Household Furniture - 0.99%
Ethan Allen Interiors, Inc.                                                  200               7,430
                                                                                       --------------

TOTAL COMMON STOCKS (Cost $734,869)                                                          732,833
                                                                                       --------------

TOTAL INVESTMENTS (Cost $734,869) - 97.53%                                               $   732,833
                                                                                       --------------

Cash and other assets less liabilities - 2.47%                                                18,556
                                                                                       --------------

TOTAL NET ASSETS - 100.00%                                                               $   751,389
                                                                                       ==============


(a) Non-income producing.
(b) American Depositary Receipts.

TAX RELATED
Unrealized appreciation                                                $ 27,093
Unrealized depreciation                                                 (29,129)
                                                                  --------------
Net unrealized depreciation                                            $ (2,036)
                                                                  ==============

Aggregate cost of securities for income tax purposes                  $ 734,869
                                                                  ==============

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 94.80%                                                    SHARES           VALUE
                                                                        ------------   --------------

Biological Products  - 1.12%
Charles River Laboratories International, Inc. (a)                           200          $    9,014
                                                                                       --------------

Cigarettes - 1.17%
Vector Group Ltd.                                                            600               9,474
                                                                                       --------------

Computer Peripheral Equipment - 1.62%
Stratasys Inc.                                                               500              13,120
                                                                                       --------------

Computer Storage Devices - 1.04%
Western Digital Corp.                                                      1,200               8,412
                                                                                       --------------

Crude Petroleum & Natural Gas - 7.77%
Denbury Resources, Inc. (a)                                                  500              10,925
Energy Partners Ltd. (a)                                                     600               9,384
Penn Virginia Corp.                                                          400              15,076
Range Resources Corp.                                                      1,100              18,425
Ultra Petroleum Corp. (a)                                                    200               8,974
                                                                                       --------------
                                                                                              62,784
                                                                                       --------------

Deep Sea Foreign Transportation of Freight - 1.65%
Tsakos Energy Navigation Ltd.                                                400              13,500
                                                                                       --------------

Dental Equipment & Supplies - 1.21%
Apogent Technologies, Inc. (a)                                               300               9,750
                                                                                       --------------

Drawing & Insulating of Nonferrous Wire - 1.41%
General Cable Corp.                                                        1,200              11,424
                                                                                       --------------

Electric Housewares & Fans - 1.55%
Helen of Troy, Ltd.                                                          400              12,532
                                                                                       --------------

Electric Services - 0.92%
Allegheny Energy Inc.                                                        500               7,420
                                                                                       --------------

Electrical Work - 1.15%
Integrated Electrical Services, Inc. (a)                                   1,100               9,317
                                                                                       --------------

Fabricated Rubber Products - 0.73%
Gencorp Inc.                                                                 500               5,905
                                                                                       --------------

Fire, Marine & Casualty Insurance - 1.58%
Aspen Insurance Holdings Ltd.                                                400               9,440
Endurance Specialty Holdings Ltd.                                            100               3,305
                                                                                       --------------
                                                                                              12,745
                                                                                       --------------

Functions Related to Depository Banking - 1.14%
Ace Cash Express, Inc. (a)                                                   400               9,248
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 94.80% - CONTINUED                                       SHARES           VALUE
                                                                        ------------   --------------

Grain Mill Products - 1.35%
Ralcorp Holdings, Inc. (a)                                                   300            $ 10,941
                                                                                       --------------

Hospital & Medical Service Plans - 0.84%
Triad Hospitals, Inc. (a)                                                    200               6,812
                                                                                       --------------

Iron & Steel Foundries - 2.09%
Precision Castparts Corp.                                                    300              16,899
                                                                                       --------------

Laboratory Analytical Instruments - 1.03%
Mettler Toledo International, Inc. (a)                                       200               8,340
                                                                                       --------------

Life Insurance - 1.93%
Ceres Group, Inc. (a)                                                        600               3,348
Scottish Re Group Ltd.                                                       600              12,240
                                                                                       --------------
                                                                                              15,588
                                                                                       --------------

Mining Machinery & Equipment - 0.59%
Bucyrus International Inc. - Class A                                         200               4,800
                                                                                       --------------

Mining & Quarrying of Nonmetallic Minerals - 1.25%
Wheaton River Minerals, Ltd.                                               4,000              10,080
                                                                                       --------------

Misc Industrial & Commercial Machinery & Equipment - 1.35%
Moog, Inc. - Class A (a)                                                     300              10,911
                                                                                       --------------

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.67%
Curtiss Wright Corp.                                                         100               5,375
                                                                                       --------------

Miscellaneous Metal Ores - 2.21%
Cameco Corp.                                                                 300              17,850
                                                                                       --------------

Miscellaneous Products of Petroleum & Coal - 1.72%
Headwaters, Inc. (a)                                                         500              13,870
                                                                                       --------------

Motor Homes - 1.16%
Fleetwood Enterprises, Inc. (a)                                              700               9,408
                                                                                       --------------

Motor Vehicles & Passenger Car Bodies - 1.31%
Oshkosh Truck Corp.                                                          200              10,594
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 94.80% - CONTINUED                                        SHARES           VALUE
                                                                        ------------   --------------

National Commercial Banks - 1.78%
Fulton Financial Corp.                                                       315             $ 6,461
Greater Bay Bancorp                                                          300               7,905
                                                                                       --------------
                                                                                              14,366
                                                                                       --------------

Natural Gas Distribution - 1.97%
Southern Union Co. (a)                                                       800              15,928
                                                                                       --------------

Oil & Gas Field Machinery & Equipment - 1.43%
Oil States International, Inc. (a)                                           700              11,522
                                                                                       --------------

Oil & Gas Field Services - 1.13%
Patterson - UTI Energy Corp.                                                 500               9,115
                                                                                       --------------

Ophthalmic Goods - 1.64%
Ocular Sciences, Inc. (a)                                                    300              13,239
                                                                                       --------------

Petroleum Refining - 0.80%
Frontier Oil Corp.                                                           300               6,435
                                                                                       --------------

Pharmaceutical Preparations - 1.40%
Par Pharmaceutical Companies, Inc.                                           300              11,292
                                                                                       --------------

Railroads, Line-Haul Operating - 0.93%
Prospect Energy Corp.                                                        500               7,505
                                                                                       --------------

Real Estate - 2.31%
Levitt Corp. (a)                                                             900              18,675
                                                                                       --------------

Real Estate Agents & Managers (For Others) - 1.45%
Bluegreen Corp. (a)                                                        1,000              11,710
                                                                                       --------------

Real Estate Investment Trusts - 7.25%
Anworth Mortgage Asset Corp.                                                 500               5,300
Correctional Properties Trust                                                400              10,360
Highland Hospitality Corp. (a)                                               700               7,273
National Health Investors, Inc.                                              200               5,486
Newcastle Investment Corp.                                                   500              14,145
Novastar Financial, Inc.                                                     400              16,044
                                                                                       --------------
                                                                                              58,608
                                                                                       --------------

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 94.80% - CONTINUED                                        SHARES           VALUE
                                                                        ------------   --------------

Retail - Women's Clothing Stores - 1.49%
AnnTaylor Stores Corp. (a)                                                   450            $ 12,078
                                                                                       --------------

Savings Institution, Federally Chartered - 6.29%
BankAtlantic Bancorp - Class A                                               200               3,648
Center Financial Corp.                                                       400               6,056
Commercial Capital Bancorp Inc.                                              400               8,788
First Federal Capital Corp.                                                  400              11,320
Indymac Bancorp, Inc.                                                        300               9,966
PFF Bancorp, Inc.                                                            300              11,016
                                                                                       --------------
                                                                                              50,794
                                                                                       --------------

Services - Advertising Agencies - 1.24%
Catalina Marketing Corp. (a)                                                 500               9,985
                                                                                       --------------

Services - Business Services - 0.52%
NDCHealth Corp.                                                              200               4,202
                                                                                       --------------

Services - Computer Programming, Data Processing - 1.12%
PC-Tel, Inc. (a)                                                             900               9,081
                                                                                       --------------

Services - Educational Services - 1.82%
Nobel Learning Communities, Inc. (a)                                       2,100              14,700
                                                                                       --------------

Services - Engineering Services - 0.90%
URS Corp. (a)                                                                300               7,245
                                                                                       --------------

Services - General Medical & Surgical Hospitals - 0.90%
Province Healthcare Co.                                                      500               7,265
                                                                                       --------------

Services - Medical Laboratories - 0.37%
LabOne, Inc. (a)                                                             100               2,951
                                                                                       --------------

Services - Miscellaneous Amusement & Recreation - 0.26%
Lakes Entertainment Inc.                                                     200               2,112
                                                                                       --------------

Services - Prepackaged Software - 0.79%
Medical Information Technology, Inc. (a)                                     600               6,360
                                                                                       --------------

State Commercial Banks - 7.68%
Bryn Mawr Bank Corp.                                                         300               6,546
Colonial Bancgroup, Inc                                                      300               5,787
Glacier Bancorp, Inc.                                                        400              10,592

DREMAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JULY 31, 2004 (UNAUDITED)

COMMON STOCKS - 94.80% - CONTINUED                                        SHARES           VALUE
                                                                        ------------   --------------

State Commercial Banks - 7.68% - continued
Merchants Bancshares, Inc.                                                   200             $ 5,300
Provident Bankshares Corp.                                                   200               5,978
R&G Financial Corp.                                                          450              15,786
Seacoast Banking Corp. of Florida                                            300               5,700
Virginia Financial Group, Inc.                                               200               6,378
                                                                                       --------------
                                                                                              62,067
                                                                                       --------------

Surety Insurance - 2.02%
Triad Guaranty, Inc. (a)                                                     300              16,320
                                                                                       --------------

Surgical & Medical Instruments & Apparatus - 0.64%
Cantel Medical Corp. (a)                                                     200               5,140
                                                                                       --------------

Trucking - 1.62%
Yellow Roadway Corp.                                                         300              13,053
                                                                                       --------------

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 1.51%
Hughes Supply, Inc.                                                          200              12,184
                                                                                       --------------

Wholesale - Machinery, Equipment & Supplies - 1.98%
Aviall, Inc. (a)                                                             800              16,040
                                                                                       --------------

TOTAL COMMON STOCKS (Cost $715,875)                                                          766,085
                                                                                       --------------

MUTUAL FUNDS - 1.92%

Closed-end Mutual Funds -1.92%
Tortoise Energy Infrastructu Corp.                                           504              12,116
Dreman/Claymore Dividend & Income Fund                                       203               3,449
                                                                                       --------------

TOTAL MUTUAL FUNDS (Cost $15,339)                                                             15,565
                                                                                       --------------

TOTAL INVESTMENTS (Cost $731,214) - 96.72%                                               $   781,650
                                                                                       --------------

Other assets less liabilities - 3.28%                                                         26,484
                                                                                       --------------

TOTAL NET ASSETS - 100.00%                                                               $   808,134
                                                                                       ==============


(a) Non-income producing.

TAX RELATED
Unrealized appreciation                                                $ 77,333
Unrealized depreciation                                                 (26,897)
                                                                  --------------
Net unrealized appreciation                                            $ 50,436
                                                                  ==============

Aggregate cost of securities for income tax purposes                  $ 731,214
                                                                  ==============

Corbin Small Cap Value Fund
Schedule of Investments
July 31, 2004 - (Unaudited)

Common Stocks - 73.54%                                                  Shares            Value
                                                                        -------           ------

Concrete, Gypsum & Plaster Products - 3.18%
Ameron International, Inc.                                               3,500         $   122,500
                                                                                    ---------------

Electric Lighting & Wiring Equipment - 2.86%
Chase Corp. (a)                                                          7,500             109,950
                                                                                    ---------------

General Merchandise Stores - 4.31%
Duckwall-Alco Stores, Inc.                                              10,000             165,890
                                                                                    ---------------

Hardware & Software Development - 3.28%
Procera Networks, Inc. (a)                                              90,000             126,000
                                                                                    ---------------

Motor Vehicles & Passenger Car Bodies- 3.12%
Spartan Motors, Inc.                                                    10,000             120,000
                                                                                    ---------------

Partitions, Shelvg, Lockers, & Office & Store Fixtures - 2.58%
Knape & Vogt Manufacturing Co                                            8,000              99,200
                                                                                    ---------------

Plastics Products - 9.83%
American Biltrite, Inc. (a)                                             39,000             378,300
                                                                                    ---------------

Radio & Tv Broadcasting & Communications Equipment - 14.07%
Forgent Networks, Inc. (a)                                             389,900             475,678
Airspan Networks, Inc. (a)                                              15,000              65,550
                                                                                    ---------------
                                                                                           541,228
                                                                                    ---------------
Retail - Eating Places - 7.37%
BUCA, Inc. (a)                                                          30,000             155,700
Jack In The Box Inc (a)                                                  4,000             127,600
                                                                                    ---------------
                                                                                           283,300
                                                                                    ---------------

Security Brokers, Dealers & Flotation Companies - 5.06%
Investment Technology Group, Inc. (a)                                    7,500              98,550
Van der Moolen Holding NV ADR (a) (b)                                   15,000              96,150
                                                                                    ---------------
                                                                                           194,700
                                                                                    ---------------

Services - Advertising - 4.56%
Valassis Communications, Inc. (a)                                        6,000             175,440
                                                                                    ---------------

Services - Business Services - 2.80%
eSpeed, Inc. - Class A (a)                                              10,000             107,700
                                                                                    ---------------

Services - Management Consulting Services - 4.49%
FTI Consulting, Inc. (a)                                                10,000             172,600
                                                                                    ---------------

Services - Prepackaged Software - 2.09%
IQ Biometrix, Inc. (a)                                                  85,400              80,276
                                                                                    ---------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 3.94%
Molecular Imaging Corp. (a)                                            947,800             151,648
                                                                                    ---------------

TOTAL COMMON STOCKS (Cost $4,106,897)                                                    2,828,732
                                                                                    ---------------

Corbin Small Cap Value Fund
Schedule of Investments- Continued
July 31, 2004 - (Unaudited)

                                                                         Shares            Value
                                                                      ----------         ----------
Convertible Preferred Stock- 12.32%
Dura Automotive Systems Capital Trust                                   11,000           $ 243,650
US Restaurant PPTYS                                                     10,000             230,000
                                                                                    ---------------

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $461,843)                                          473,650
                                                                                    ---------------

Preferred Stock- 3.92%
American Coin Merchandising, Inc.                                       15,000             150,750
                                                                                    ---------------

TOTAL PREFERRED STOCK (Cost $133,386)                                                      150,750
                                                                                    ---------------

Money Market Securities - 10.29%
Huntington Invest A, 0.21% (c)                                         395,789             395,789
                                                                                    ---------------

TOTAL MONEY MARKET SECURITIES (Cost $395,789)                                              395,789
                                                                                    ---------------

TOTAL INVESTMENTS (Cost $5,097,915) - 100.07%                                         $  3,848,921
                                                                                    ---------------

Liabilities in excess of cash and other assets - (0.07%)                                    (2,802)
                                                                                    ---------------

TOTAL NET ASSETS - 100.00%                                                            $  3,846,119
                                                                                    ===============

(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate security; the coupon rate shown represents the rate at July 31, 2004.


Tax Related
Aggregate Gross Unrealized Appreciation                               $ 230,101
Aggregate Gross Unrealized Depreciation                              (1,479,095)
                                                                 ---------------
Net Unrealized Depreciation                                        $ (1,248,994)
                                                                 ===============

Aggregate cost of securities for income tax purposes                $ 5,097,916
                                                                 ===============

Becker Value Equity Fund
Schedule of Investments
July 31, 2004 (Unaudited)



Common Stocks - 91.86%                                                           Shares              Value
                                                                               -----------       ---------------

Agents, Brokers & Services - 1.99%
Hartford Financial Services Group, Inc.                                             2,700           $   175,770
                                                                                                 ---------------

Blank Checks - 2.39%
Federated Investors, Inc.                                                           7,500               210,825
                                                                                                 ---------------

Cable & Other Pay Television Services - 2.17%
Comcast Corp. Class A                                                               7,000               191,800
                                                                                                 ---------------

Communication Equipment - 1.03%
UTStarcom, Inc.                                                                     5,000                91,300
                                                                                                 ---------------

Computer Peripheral Equipment - 1.19%
Symbol Technologies, Inc. (a)                                                       8,000               104,720
                                                                                                 ---------------

Computer Storage Devices - 0.95%
Maxtor Corp.                                                                       18,000                84,240
                                                                                                 ---------------

Computers & Office Equipment - 2.05%
Hewlett-Packard Co.                                                                 9,000               181,350
                                                                                                 ---------------

Crude Petroleum & Natural Gas - 1.89%
Unocal Corp.                                                                        4,300               166,668
                                                                                                 ---------------

Drilling Oil & Gas Wells - 3.85%
Diamond Offshore Drilling, Inc.                                                     7,200               175,968
Global Santa Fe Corp.                                                               6,000               164,400
                                                                                                 ---------------
                                                                                                        340,368
                                                                                                 ---------------

Fats & Oils - 2.00%
Bunge Ltd.                                                                          4,400               176,572
                                                                                                 ---------------

Finance Lessors - 2.16%
CIT Group, Inc.                                                                     5,500               191,180
                                                                                                 ---------------

Fire, Marine & Casualty Insurance - 3.31%
Allstate Corp.                                                                      3,400               160,072
CNA Financial Corp.                                                                 5,000               131,900
                                                                                                 ---------------
                                                                                                        291,972
                                                                                                 ---------------

Grain Mill Products - 2.24%
General Mills, Inc.                                                                 4,400               197,560
                                                                                                 ---------------

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 91.86% - continued                                               Shares              Value
                                                                               -----------       ---------------

Hospital & Medical Service Plans - 0.91%
Cigna Corp.                                                                         1,300              $ 80,613
                                                                                                 ---------------

Industrial Organic Chemicals - 1.41%
The Lubrizol Corp. (a)                                                              3,600               124,668
                                                                                                 ---------------

Instruments for Meas & Testing of Electricity & Elec Signals - 1.45%
Snap-On, Inc.                                                                       4,000               128,440
                                                                                                 ---------------

Laboratory Analytical Instruments - 1.94%
Applera Corp.                                                                       8,300               171,727
                                                                                                 ---------------

Meat Packing Plants - 1.04%
Hormel Foods Corp.                                                                  3,100                92,008
                                                                                                 ---------------

Miscellaneous Food Preparations & Kindred Products - 1.93%
American Italian Pasta Co. - Class A                                                5,800               170,578
                                                                                                 ---------------

Mortgage Bankers & Loan Correspondents - 1.92%
Countrywide Financial Corp                                                          2,349               169,363
                                                                                                 ---------------

Motor Vehicle Parts & Accessories - 1.53%
DANA Corp.                                                                          7,000               135,030
                                                                                                 ---------------

Motor Vehicles & Passenger Car Bodies - 2.47%
Honda Motor Co. Ltd.                                                                9,000               218,430
                                                                                                 ---------------

National Commercial Banks - 2.47%
KeyCorp                                                                             3,000                90,540
U.S. Bancorp                                                                        4,500               127,350
                                                                                                 ---------------
                                                                                                        217,890
                                                                                                 ---------------

Office Machines, NEC - 1.39%
Pitney Bowes, Inc.                                                                  2,900               122,380
                                                                                                 ---------------

Oil & Gas - 2.11%
Royal Dutch Petroleum Co. (c)                                                       3,700               186,110
                                                                                                 ---------------

Oil & Gas Field Machinery & Equipment - 1.13%
Grant Prideco, Inc.                                                                 5,300               100,117
                                                                                                 ---------------

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.87%
PPG Industries, Inc.                                                                2,800               165,060
                                                                                                 ---------------

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 91.86% - continued                                               Shares              Value
                                                                               -----------       ---------------

Paper Mills - 1.89%
Kimberly-Clark Corp.                                                                2,600             $ 166,582
                                                                                                 ---------------

Personal Care - 1.39%
Unilever N.V.  (c)                                                                  2,000               122,660
                                                                                                 ---------------

Pharmaceutical Preparations - 5.83%
Abbott Laboratories, Inc.                                                           4,200               165,270
Merck & Co., Inc.                                                                   3,900               176,865
Pfizer, Inc.                                                                        5,400               172,584
                                                                                                 ---------------
                                                                                                        514,719
                                                                                                 ---------------

Railroads, Line-Haul Operating - 3.60%
Burlington Northern Santa Fe, Inc.                                                  4,200               149,016
Union Pacific Corp.                                                                 3,000               169,020
                                                                                                 ---------------
                                                                                                        318,036
                                                                                                 ---------------

Refuse Systems - 1.72%
Waste Management, Inc.                                                              5,400               151,956
                                                                                                 ---------------

Retail - Eating Places - 0.97%
Outback Steakhouse, Inc. (a)                                                        2,100                85,281
                                                                                                 ---------------

Retail - Grocery Stores - 1.34%
Kroger Corp.                                                                        7,500               118,500
                                                                                                 ---------------

Retail - Miscellaneous Shopping Goods Stores - 1.76%
Borders Group Inc                                                                   6,800               155,516
                                                                                                 ---------------

Retail - Radio TV & Consumer Electronics Stores - 1.76%
Circuit City Stores, Inc.                                                          11,000               155,100
                                                                                                 ---------------

Retail - Variety Stores - 2.90%
Big Lots, Inc.                                                                     10,000               122,400
Costco Wholesale Corp.                                                              3,300               134,178
                                                                                                 ---------------
                                                                                                        256,578
                                                                                                 ---------------

Search, Detection, Navigation, Guidance, Aeronautical Sys. - 1.90%
Raytheon Co.                                                                        5,000               167,750
                                                                                                 ---------------

Semiconductors & Related Devices - 1.03%
MEMC Electronic Materials, Inc.                                                    10,000                90,900
                                                                                                 ---------------

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 91.86% - continued                                               Shares              Value
                                                                               -----------       ---------------

Services - General Medical & Surgical Hospitals - 2.28%
HCA, Inc.                                                                           5,200             $ 200,980
                                                                                                 ---------------

Services - Pharmacy Services - 0.96%
Express Scripts, Inc.                                                               1,300                85,280
                                                                                                 ---------------

Services - Prepackaged Software - 2.12%
Microsoft Corp.                                                                     6,600               187,836
                                                                                                 ---------------

Surgical & Medical Instruments & Apparatus - 1.92%
Becton, Dickinson & Co.                                                             3,600               170,028
                                                                                                 ---------------

Telephone & Telegraph Apparatus - 3.80%
ADC Telecommunications, Inc.                                                       35,000                84,000
Comverse Technology, Inc.                                                           9,000               153,540
Tellabs, Inc.                                                                      11,000                98,010
                                                                                                 ---------------
                                                                                                        335,550
                                                                                                 ---------------

Telephone Communications (No Radiotelephone) - 1.93%
Centurytel, Inc.                                                                    5,500               170,445
                                                                                                 ---------------

Title Insurance - 1.97%
The First American Financial Corp.                                                  6,500               174,590
                                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $7,931,514)                                                                 8,115,026
                                                                                                 ---------------

Money Market Securities - 9.23%
Huntington U.S. Treasury, 0.21%, (b)                                              815,250             $ 815,250
                                                                                                 ---------------

TOTAL MONEY MARKET SECURITIES (Cost $815,250)                                                           815,250
                                                                                                 ---------------

TOTAL INVESTMENTS (Cost $8,721,039) - 101.09%                                                      $  8,930,276
                                                                                                 ---------------

Liabilities in excess of cash and other assets - (1.09%)                                                (96,070)
                                                                                                 ---------------

TOTAL NET ASSETS - 100.00%                                                                         $  8,834,206
                                                                                                 ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at July 31, 2004.

Tax Related
Unrealized appreciation                                            $    479,175
Unrealized depreciation                                                (295,663)
                                                                 ---------------
Net unrealized appreciation                                        $    183,512
                                                                 ===============

Aggregate cost of securities for income tax purposes               $  8,721,039
                                                                 ---------------

GLOBALT Growth Fund
Schedule of Investments
July 31, 2004 (Unaudited)



Common Stocks - 99.48%                                                             Shares              Value
                                                                                ------------      ---------------

Agriculture Chemicals - 1.64%
Scotts Co. (The)                                                                      2,300           $  140,300
                                                                                                  ---------------

Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 1.15%
American Standard Companies, Inc. (a)                                                 2,600               98,514
                                                                                                  ---------------

Aircraft - 1.85%
Northrop Grumman Corp.                                                                3,000              157,800
                                                                                                  ---------------

Aircraft Engines & Engine Parts - 2.41%
United Technologies Corp.                                                             2,200              205,700
                                                                                                  ---------------

Beverages - 0.77%
Coca-Cola Co. (a)                                                                     1,500               65,790
                                                                                                  ---------------

Biological Products (No Diagnostic Substances) - 4.94%
Amgen, Inc.                                                                           2,904              165,180
Gilead Sciences, Inc. (a)                                                             2,600              168,064
Neurocrine Biosciences, Inc.                                                          1,900               88,483
                                                                                                  ---------------
                                                                                                         421,727
                                                                                                  ---------------

Calculation & Accounting Machines (No Electronic Computers) - 1.46%
Diebold, Inc. (a)                                                                     2,700              124,470
                                                                                                  ---------------

Computer Communication Equipment - 1.69%
Cisco Systems, Inc.                                                                   6,900              143,934
                                                                                                  ---------------

Computer Services & Software - 1.17%
Electronic Arts, Inc.                                                                 2,000              100,260
                                                                                                  ---------------

Computers & Office Equipment - 1.56%
Lexmark International, Inc.                                                           1,500              132,750
                                                                                                  ---------------

Construction Machinery & Equipment - 1.81%
Caterpillar, Inc.                                                                     2,100              154,329
                                                                                                  ---------------

Drilling Oil & Gas Wells - 2.33%
Ensco International, Inc.                                                             6,600              198,726
                                                                                                  ---------------

Electronic Computers - 2.29%
Dell, Inc.                                                                            5,500              195,085
                                                                                                  ---------------

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 99.48% - continued                                                Shares              Value
                                                                                ------------      ---------------

Electronic Instruments - 2.06%
Emerson Electric Co.                                                                  2,900            $ 176,030
                                                                                                  ---------------

Finance Services - 0.89%
First Data Corp.                                                                      1,700               75,837
                                                                                                  ---------------

Fire, Marine & Casualty Insurance - 1.74%
American International Group, Inc.                                                    2,100              148,365
                                                                                                  ---------------

Hospital & Medical Service Plans - 1.06%
Anthem, Inc.                                                                          1,100               90,717
                                                                                                  ---------------

Industrial Inorganic Chemicals - 2.44%
Air Products & Chemicals, Inc.                                                        2,500              129,375
Praxair, Inc.                                                                         2,000               78,900
                                                                                                  ---------------
                                                                                                         208,275
                                                                                                  ---------------

Industrial Instruments for Measurement, Display, and Control - 0.92%
Cognex Corp. (a)                                                                      2,600               78,208
                                                                                                  ---------------

Machine Tools, Metal Cutting Types - 1.39%
Kennametal, Inc.                                                                      2,700              118,800
                                                                                                  ---------------

Men's & Boys' Furnishgs, Work Clothg, & Allied Garments - 0.96%
Quiksilver, Inc.                                                                      3,800               81,928
                                                                                                  ---------------

Miscellaneous Manufacturing Industries - 1.56%
Yankee Candle Co.                                                                     4,600              133,492
                                                                                                  ---------------

National Commercial Banks - 4.43%
City National Corp.                                                                   3,100              199,950
Wells Fargo & Co.                                                                     3,100              177,971
                                                                                                  ---------------
                                                                                                         377,921
                                                                                                  ---------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.98%
Biomet, Inc. (a)                                                                      1,900               83,581
                                                                                                  ---------------

Pharmaceutical Preparations - 5.28%
Forest Labs, Inc.                                                                     2,500              125,725
Genentech, Inc. (a)                                                                   1,900               92,492
Johnson & Johnson                                                                     4,200              232,134
                                                                                                  ---------------
                                                                                                         450,351
                                                                                                  ---------------

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 99.48% - continued                                                Shares              Value
                                                                                ------------      ---------------

Primary Production of Aluminum - 1.91%
Alcoa, Inc.                                                                           5,100            $ 163,353
                                                                                                  ---------------

Purfumes, Cosmetics & Other Toilet Preparations - 1.49%
Estee Lauder Companies (a)                                                            2,900              127,310
                                                                                                  ---------------

Radio & Tv Broadcasting & Communications Equipment - 1.01%
Motorola, Inc.                                                                        5,400               86,022
                                                                                                  ---------------

Radio Broadcasting Stations - 0.92%
Emmis Communications                                                                  4,000               78,880
                                                                                                  ---------------

Retail - Eating Places - 2.48%
Outback Steakhouse, Inc. (a)                                                          2,000               81,220
Yum!  Brands, Inc.                                                                    3,400              130,526
                                                                                                  ---------------
                                                                                                         211,746
                                                                                                  ---------------

Retail - Family Clothing Stores - 2.19%
American Eagle Outfitters, Inc.                                                       5,700              186,789
                                                                                                  ---------------

Retail - Miscellaneous Shopping Goods Stores - 2.17%
Staples, Inc.                                                                         6,400              184,832
                                                                                                  ---------------

Retail - Variety Stores - 1.58%
Target Corp.                                                                          3,100              135,160
                                                                                                  ---------------

Retail - Women's Clothing Stores - 1.03%
Chico's Fashions, Inc.                                                                2,100               87,927
                                                                                                  ---------------

Security Brokers, Dealers & Flotation Companies - 1.34%
Goldman Sachs Group, Inc.                                                             1,300              114,647
                                                                                                  ---------------

Semiconductors & Related Devices - 7.73%
Broadcom Corp. - Class A                                                              3,800              134,368
Intel Corp.                                                                           7,400              180,412
International Rectifier Corp.                                                         4,500              176,400
National Semiconductor Corp. (a)                                                      5,100               87,465
Texas Instruments, Inc.                                                               3,800               81,054
                                                                                                  ---------------
                                                                                                         659,699
                                                                                                  ---------------

Services - Advertising Agencies - 0.96%
Monster Worldwide, Inc.                                                               3,700               81,733
                                                                                                  ---------------

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)


Common Stocks - 99.48% - continued                                                Shares              Value
                                                                                ------------      ---------------

Services - Commercial Physical & Biological Research - 0.95%
Millenium Pharmaceuticals, Inc.                                                       7,300             $ 81,176
                                                                                                  ---------------

Services - Computer Programming Services - 1.95%
VeriSign, Inc.                                                                        9,500              166,345
                                                                                                  ---------------

Services - Equipment Rental & Leasing - 1.16%
United Rentals, Inc.                                                                  5,000               99,200
                                                                                                  ---------------

Services - Help Supply Services - 0.87%
Manpower, Inc.                                                                        1,700               74,035
                                                                                                  ---------------

Services - Prepackaged Software - 4.20%
Microsoft Corp. (a)                                                                  12,600              358,596
                                                                                                  ---------------

Services - Specialty Outpatient Facilities - 1.71%
Caremark RX, Inc.                                                                     4,800              146,400
                                                                                                  ---------------

Shipping - 0.52%
Overseas Shipholding Group, Inc.                                                      1,000               44,910
                                                                                                  ---------------

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.52%
Ecolab, Inc.                                                                          4,100              125,050
Procter & Gamble, Inc.                                                                5,000              260,750
                                                                                                  ---------------
                                                                                                         385,800
                                                                                                  ---------------

Surety Insurance - 2.58%
AMBAC Financial Group, Inc.                                                           3,100              220,441
                                                                                                  ---------------

Surgical & Medical Instruments & Apparatus - 3.44%
Baxter International, Inc. (a)                                                        4,900              147,343
Becton, Dickinson & Co.                                                               3,100              146,413
                                                                                                  ---------------
                                                                                                         293,756
                                                                                                  ---------------

Textiles & Apparel - 2.30%
Nike, Inc. - Class B                                                                  2,700              196,317
                                                                                                  ---------------

Trucking & Courier Services (No Air) - 1.69%
United Parcel Services, Inc.                                                          2,000              143,920
                                                                                                  ---------------

TOTAL COMMON STOCKS (Cost $8,010,822)                                                                  8,491,884
                                                                                                  ---------------

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2004 (Unaudited)


                                                                                  Shares              Value
                                                                                ------------      ---------------

Money Market Securities - 0.32%
Huntington Investment, 0.21%, (b)                                                    27,440           $   27,440
                                                                                                  ---------------

TOTAL MONEY MARKETS SECURITIES (Cost $27,440)                                                             27,440
                                                                                                  ---------------

TOTAL INVESTMENTS (Cost $8,038,262) - 99.80%                                                         $ 8,519,324
                                                                                                  ---------------

Cash and other assets less liabilities - 0.20%                                                            17,144
                                                                                                  ---------------

TOTAL NET ASSETS - 100.00%                                                                           $ 8,536,468
                                                                                                  ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at July 31, 2004.


Tax Related
Unrealized appreciation                                               $ 781,526
Unrealized depreciation                                                (300,464)
                                                                 ---------------
Net unrealized appreciation                                           $ 481,062
                                                                 ===============

Aggregate cost of securities for income tax purposes                 $8,038,262
                                                                ===============

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By
          /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date   September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
          /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date    September 29, 2004

By
        /s/ Thomas Napurano
         Thomas Napurano, Chief Financial Officer and Treasurer

Date    September 29, 2004